Risk Management - Summary of Fair Value Measurement of Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities		₩ 142,585,270	₩ 146,838,781
At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		165,499	284,825
Financial liabilities, at fair value		165,499	284,825
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		142,419,771	146,553,956
Financial liabilities, at fair value		141,350,701	145,433,258
Derivative liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		165,373	279,932
Financial liabilities, at fair value		165,373	279,932
Derivative liabilities | Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		126	4,893
Financial liabilities, at fair value		126	4,893
Secured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		1,245,289	1,443,125
Financial liabilities, at fair value		1,245,289	1,443,125
Unsecured bond | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		107,772,996	111,874,019
Financial liabilities, at fair value		106,751,304	110,798,858
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		3,150,880	3,699,456
Financial liabilities, at fair value		3,150,880	3,699,456
Unsecured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		20,520,567	19,040,213
Financial liabilities, at fair value		20,473,189	18,994,676
Trade and other payables | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	9,499,599	10,321,100
Financial liabilities, at fair value	[1]	9,499,599	10,321,100
Bank overdraft | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		230,440	176,043
Financial liabilities, at fair value		₩ 230,440	₩ 176,043

[1]	Excludes lease liabilities.